Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable	Accounts receivable consist of the following:

Year ended December 31 (€, in millions)	2023	2024
Accounts receivable, gross	4,334.1	4,477.5
Allowance for credit losses	—	—
Accounts receivable, net	4,334.1	4,477.5